Offerings	Jan. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2030
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.99644
Maximum Aggregate Offering Price	$ 1,096,084,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 167,810.46
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” included as Exhibit 107 to the Company’s Registration Statement on
Form S-3 (File No.
333-27190
7) in
accordance with Rules 456(b) and 457(r) under the Securities Act of
1933
.

(2)	Same as Footnote 1.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes due 2035
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.99889
Maximum Aggregate Offering Price	$ 899,001,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 137,637.05
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” included as Exhibit 107 to the Company’s Registration Statement on
Form S-3 (File No.
333-27190
7) in
accordance with Rules 456(b) and 457(r) under the Securities Act of
1933
.

(2)	Same as Footnote 1.